Intangible assets (Tables)	12 Months Ended
Jun. 30, 2024
Intangible assets
Schedule of intangible assets

			Other intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2022
Cost	421,453	779,197	18,817	1,219,467
Accumulated amortization	—	(462,986)	(13,203)	(476,189)
Net book amount	421,453	316,211	5,614	743,278
Year ended 30 June 2023
Opening net book amount	421,453	316,211	5,614	743,278
Additions	—	247,355	3,347	250,702
Disposals	—	(8,914)	—	(8,914)
Amortization charge	—	(169,767)	(2,917)	(172,684)
Closing book amount	421,453	384,885	6,044	812,382
At 30 June 2023
Cost	421,453	924,829	22,164	1,368,446
Accumulated amortization	—	(539,944)	(16,120)	(556,064)
Net book amount	421,453	384,885	6,044	812,382
Year ended 30 June 2024
Opening net book amount	421,453	384,885	6,044	812,382
Additions	—	220,728	4,617	225,345
Disposals	—	(10,040)	—	(10,040)
Amortization charge	—	(186,994)	(3,129)	(190,123)
Closing book amount	421,453	408,579	7,532	837,564
At 30 June 2024
Cost	421,453	943,896	26,781	1,392,130
Accumulated amortization	—	(535,317)	(19,249)	(554,566)
Net book amount	421,453	408,579	7,532	837,564

Schedule of estimated useful lives of other intangible assets

Website, mobile applications and software	3 years
Trademark registrations	10 years